Severance Pay Obligations, Net	12 Months Ended
Dec. 31, 2018
Classes of employee benefits expense [abstract]
Severance Pay Obligations, Net

NOTE 7-SEVERANCE PAY OBLIGATIONS, net:

a.	The Company has both defined benefit and defined contribution plans.

The Company has no obligation relating to the defined contribution plans. The obligation under the defined benefit plans is covered partly by regular deposits with severance pay funds and by the purchase of insurance policies.

b.	The Company’s obligation to make pension payments is covered by regular deposits with defined contribution plans. The amounts deposited are not reflected in the statements of financial position.

c.	The amounts recognized in the statements of financial position were as follows:

	Year ended December 31
	2018	2017
	U.S. dollars in thousands
Severance pay obligations	$391	$469
Fair value of plan assets	292	341

Liability in the statements of financial position	$99	$128

Amounts charged to other comprehensive loss (income) for the years ended December 31, 2018, 2017 and 2016 were $(25) thousand, $24 thousand and $5 thousand, respectively.

The principal actuarial assumptions used for December 31, 2018 and 2017 were as follows:

	2018	2017
Discount rate	3.41%	2.8%
Future salary increases	4.0%	4.5%

d.	The amounts recorded as an employee benefit expense in respect of defined contribution plans for the years ended December 31, 2018, 2017 and 2016 were $347 thousand, $318 thousand and $266 thousand, respectively.